Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Effective January 1, 2026, an employee who first becomes an eligible employee shall be deemed to have elected to contribute 8% of eligible wages following 90 days of service unless or until such deemed election is revoked by the employee.
Management evaluated subsequent events for the Plan through June 26, 2026, the date the financial statements were available to be issued.